UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Growth and Income Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                      Value ($)
                                                                                 -----------------------------------------------

Common Stocks 99.6%
Consumer Discretionary 11.1%
Hotels Restaurants & Leisure 0.7%
McDonald's Corp.                                                                        1,153,300                    36,974,798
                                                                                                                    -----------
Media 5.5%
Comcast Corp. "A"*                                                                      1,879,400                    61,719,496
Interpublic Group of Companies, Inc.* (c)                                               2,625,400                    35,180,360
Time Warner, Inc.*                                                                      5,742,200                   111,628,368
Viacom, Inc. "B"                                                                        2,022,300                    73,591,497
                                                                                                                    -----------
                                                                                                                    282,119,721

Multiline Retail 2.0%
Dollar General Corp. (c)                                                                1,636,800                    33,996,336
Target Corp.                                                                            1,341,100                    69,643,323
                                                                                                                    -----------
                                                                                                                    103,639,659

Specialty Retail 2.9%
Sherwin-Williams Co.                                                                    1,219,800                    54,439,674
Staples, Inc.                                                                           1,433,100                    48,309,801
The Gap, Inc.                                                                           2,090,100                    44,142,912
                                                                                                                    -----------
                                                                                                                    146,892,387

Consumer Staples 7.5%
Beverages 3.1%
Anheuser-Busch Companies, Inc.                                                            569,800                    28,905,954
Coca-Cola Co.                                                                           1,481,100                    61,658,193
PepsiCo, Inc.                                                                           1,348,200                    70,376,040
                                                                                                                    -----------
                                                                                                                    160,940,187

Food & Staples Retailing 1.8%
Safeway, Inc.* (c)                                                                      1,388,000                    27,399,120
Wal-Mart Stores, Inc.                                                                   1,276,800                    67,440,576
                                                                                                                    -----------
                                                                                                                     94,839,696

Food Products 1.6%
General Mills, Inc.                                                                       772,900                    38,420,859
Hershey Foods Corp.                                                                       765,200                    42,499,208
                                                                                                                    -----------
                                                                                                                     80,920,067

Personal Products 1.0%
Avon Products, Inc.                                                                     1,270,600                    49,172,220
                                                                                                                    -----------
Energy 8.0%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.                                                                      1,085,300                    46,309,751
                                                                                                                    -----------
Oil & Gas 7.1%
ChevronTexaco Corp.                                                                     1,262,950                    66,317,504
Devon Energy Corp.                                                                        998,800                    38,873,296
ExxonMobil Corp.                                                                        3,903,538                   200,095,358
Total SA                                                                                  289,491                    63,233,932
                                                                                                                    -----------
                                                                                                                    368,520,090

Financials 18.7%
Banks 4.7%
Bank of America Corp.                                                                   2,579,600                   121,215,404
US Bancorp.                                                                             1,374,100                    43,036,812
Wachovia Corp.                                                                          1,492,000                    78,479,200
                                                                                                                    -----------
                                                                                                                    242,731,416

Capital Markets 3.8%
Lehman Brothers Holdings, Inc.                                                            823,500                    72,039,780
Morgan Stanley                                                                          2,235,900                   124,137,168
                                                                                                                    -----------
                                                                                                                    196,176,948

Diversified Financial Services 6.1%
CIT Group, Inc.                                                                           614,000                    28,133,480
Citigroup, Inc.                                                                         3,822,699                   184,177,638
Fannie Mae                                                                                530,475                    37,775,125
JPMorgan Chase & Co.                                                                    1,626,300                    63,441,963
                                                                                                                    -----------
                                                                                                                    313,528,206

Insurance 4.1%
Ambac Financial Group, Inc.                                                               549,400                    45,122,222
American International Group, Inc.                                                      1,320,150                    86,694,250
Hartford Financial Services Group, Inc.                                                   581,600                    40,310,696
MetLife, Inc.                                                                           1,027,000                    41,603,770
                                                                                                                    -----------
                                                                                                                    213,730,938

Health Care 12.3%
Biotechnology 1.7%
Amgen, Inc.*                                                                            1,374,600                    88,180,590
                                                                                                                    -----------
Health Care Equipment & Supplies 1.9%
Biomet, Inc.                                                                            1,334,800                    57,916,972
Guidant Corp.                                                                             566,200                    40,823,020
                                                                                                                    -----------
                                                                                                                     98,739,992

Health Care Providers & Services 1.7%
Caremark Rx, Inc.*                                                                      1,302,000                    51,337,860
WellPoint, Inc.*                                                                          325,400                    37,421,000
                                                                                                                    -----------
                                                                                                                     88,758,860

Pharmaceuticals 7.0%
Allergan, Inc.                                                                            580,900                    47,093,563
Eli Lilly & Co.                                                                           550,800                    31,257,900
Johnson & Johnson                                                                       1,873,700                   118,830,054
Pfizer, Inc.                                                                            4,837,300                   130,074,997
Wyeth                                                                                     725,700                    30,907,563
                                                                                                                    -----------
                                                                                                                    358,164,077

Industrials 13.8%
Aerospace & Defense 3.7%
Honeywell International, Inc.                                                           2,153,100                    76,241,271
United Technologies Corp.                                                               1,099,800                   113,664,330
                                                                                                                    -----------
                                                                                                                    189,905,601

Industrial Conglomerates 7.2%
3M Co.                                                                                    777,100                    63,776,597
General Electric Co.                                                                    6,043,300                   220,580,450
Tyco International Ltd.                                                                 2,387,600                    85,332,824
                                                                                                                    -----------
                                                                                                                    369,689,871

Machinery 2.9%
Deere & Co.                                                                               794,400                    59,103,360
Parker-Hannifin Corp.                                                                   1,234,500                    93,501,030
                                                                                                                    -----------
                                                                                                                    152,604,390

Information Technology 17.7%
Communications Equipment 2.8%
Cisco Systems, Inc.*                                                                    5,110,100                    98,624,930
Motorola, Inc.                                                                          2,763,000                    47,523,600
                                                                                                                    -----------
                                                                                                                    146,148,530

Computers & Peripherals 4.5%
Dell, Inc.*                                                                             1,723,600                    72,632,504
EMC Corp.*                                                                              4,550,600                    67,667,422
International Business Machines Corp.                                                     937,200                    92,389,176
                                                                                                                    -----------
                                                                                                                    232,689,102

Internet Software & Services 0.8%
Yahoo!, Inc.* (c)                                                                       1,134,200                    42,736,656
                                                                                                                    -----------
IT Consulting & Services 0.9%
Accenture Ltd. "A"*                                                                     1,661,300                    44,855,100
                                                                                                                    -----------
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.*                                                                           1,499,400                    31,037,580
Analog Devices, Inc.                                                                      817,200                    30,171,024
Texas Instruments, Inc.                                                                 2,293,000                    56,453,660
                                                                                                                    -----------
                                                                                                                    117,662,264

Software 6.4%
Microsoft Corp.                                                                         7,005,400                   187,114,234
Oracle Corp.*                                                                           5,915,400                    81,159,288
Symantec Corp.*                                                                           920,000                    23,699,200
VERITAS Software Corp.*                                                                 1,227,400                    35,042,270
                                                                                                                    -----------
                                                                                                                    327,014,992

Materials 3.9%
Chemicals 2.0%
E.I. du Pont de Nemours & Co.                                                             705,000                    34,580,250
Monsanto Co.                                                                            1,248,800                    69,370,840
                                                                                                                    -----------
                                                                                                                    103,951,090

Metals & Mining 0.8%
Alcoa, Inc.                                                                             1,284,900                    40,371,558
                                                                                                                    -----------
Paper & Forest Products 1.1%
Georgia-Pacific Corp.                                                                   1,488,200                    55,777,736
                                                                                                                    -----------
Telecommunication Services 3.1%
Diversified Telecommunication Services
ALLTEL Corp.                                                                              735,900                    43,241,484
Sprint Corp.                                                                            1,816,600                    45,142,510
Verizon Communications, Inc.                                                            1,753,990                    71,054,135
                                                                                                                    -----------
                                                                                                                    159,438,129

Utilities 3.5%
Electric Utilities
Entergy Corp.                                                                             389,300                    26,312,787
Exelon Corp.                                                                            1,845,800                    81,344,406
PG&E Corp.*                                                                             1,386,200                    46,132,736
TXU Corp.                                                                                 408,000                    26,340,480
                                                                                                                    -----------
                                                                                                                    180,130,409


Total Common Stocks (Cost $4,072,038,682)                                                                         5,133,315,031
                                                                                                                  -------------
Securities Lending Collateral 1.7%
Daily Assets Fund Institutional 2.25% (b)(d)
(Cost $86,844,100)                                                                     86,844,100                    86,844,100
                                                                                                                    -----------
Cash Equivalents 1.2%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $60,686,576)                                                                     60,686,576                    60,686,576
                                                                                                                    -----------

                                                                                             % of
                                                                                       Net Assets                      Value ($)
                                                                                       ----------                      ---------

Total Investment Portfolio  (Cost $4,219,569,358)                                           102.5                 5,280,845,707
Other Assets and Liabilities, Net                                                            -2.5                  -130,318,000
                                                                                                                  -------------
Net Assets                                                                                  100.0                 5,150,527,707


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $83,955,547, which is 1.6% of net assets.

(d) Represents collateral held in connection with securities lending.

At December 31, 2004, open options contracts written were as follows:

                                               # of                Expiration            Strike
Written Options                               Options                 Date              Price($)          Value($)
-----------------------------------------------------------------------------------------------------------------------
Call Options
Symantec Corp.                                 4,646              1/22/2005                 35             23,230
-----------------------------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received $376,018)                                             23,230
-----------------------------------------------------------------------------------------------------------------------

                                 CERTIFICATIONS

I, Julian Sluyters, certify that:

      1. I have reviewed this report on Form N-Q of Scudder Growth & Income
      Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

            (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Registrant:                         Scudder Growth & Income Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer


Date:                               February 22, 2005

                                 CERTIFICATIONS

I, Paul Schubert, certify that:

1. I have reviewed this report on Form N-Q of Scudder Growth & Income Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

            (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

            (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

            (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Registrant:                         Scudder Growth & Income Fund


By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer


Date:                               February 22, 2005